Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Transactions Between Related Parties [Abstract]
Schedule of Transactions With Related Parties	Transactions with related parties:
	For the year ended December 31
	2022	2021	2020
	USD in thousands
Salary and related expenses to related parties employed in the Group (see B. below) – in respect of 3 persons*	1,390	682	485
Notional interest and linkage for shareholder’s loan**	-	8	55
Remuneration of directors - for four directors *	152	57	45

Schedule of Balances with Related Parties	Balances with related parties:
	December 31
	2022		2021
	USD in thousands
Other payables - Employees and Institutions	282	*	310
Payables - expenses payable for directors’ remuneration	28		15